Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Amount due from related parties		¥ 258,788		¥ 148,129		$ 37,173
Amount due to related parties		92,210		37,298		13,245
Services received from
Related Party Transaction [Line Items]
Amount	[1]	16,857	$ 2,421
Kingsoft Group
Related Party Transaction [Line Items]
Amount due from related parties		3,138		10,570		451
Amount due to related parties		8,683		11,937		1,247
Kingsoft Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	23,804	3,419	19,532	¥ 45,173
Tencent Group
Related Party Transaction [Line Items]
Amount due from related parties		67,044		52,338		9,630
Amount due to related parties		29,757		17,462		4,274
Tencent Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	73,655	10,580	70,867	48,094
Tencent Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	176,099	25,295	197,992	58,669
Xiaomi Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]			7,356	61,042
OrionStar Group
Related Party Transaction [Line Items]
Amount due from related parties		42,352		31,450		6,083
Amount due to related parties		32,368		4,732		4,649
OrionStar Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	20,242	2,908	21,903	10,920
OrionStar Group | Loans and investments provided to
Related Party Transaction [Line Items]
Amount		278,693	40,032	203,216	264,768
OrionStar Group | Purchase of products
Related Party Transaction [Line Items]
Amount	[3]	98,197	14,105	9,136
Pixiu Group
Related Party Transaction [Line Items]
Amount due from related parties		49,788		39,968		7,152
Pixiu Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	13,450	1,932	6,900
Pixiu Group | Loans and investments provided to
Related Party Transaction [Line Items]
Amount		39,973	5,742	33,620
Shenzhen Feipai | Loans and investments provided to
Related Party Transaction [Line Items]
Amount		3,000	431	13,000	5,000
Matrix Partners | Capital injection received from
Related Party Transaction [Line Items]
Amount					¥ 151,419
Other Related Parties
Related Party Transaction [Line Items]
Amount due from related parties	[4]	9,164		13,803		1,317
Amount due to related parties		3,893		¥ 3,167		560
Live.me Group
Related Party Transaction [Line Items]
Amount due from related parties		87,302				12,540
Amount due to related parties		17,509				$ 2,515
Others | Loans and investments provided to
Related Party Transaction [Line Items]
Amount		¥ 59,816	$ 8,592

[1]	The Group entered into agreements with Kingsoft Group, Tencent Group, OrionStar Group and Xiaomi Group, pursuant to which these entities provided services including corporate, technology support and leasing services to the Group.
[2]	The Group entered into a series of agreements with Tencent Group and OrionStar Group to provide online marketing services and technical support services.
[3]	The Group entered into a distributorship and cooperation agreement with OrionStar Group, pursuant to which the Group became the exclusive worldwide distributor for OrionStar Group’s robotics products.
[4]	As of December 31, 2018 and 2019, the amount of due from related parties included convertible loans of RMB18,000 and RMB21,000 (US$3,016) to a related party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the related party is a variable interest entities, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018 and 2019, the convertible loan has been fully impaired. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the related-party that most significantly impact its economic performance.